Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Capitalized Dry Docking Costs

The continuity of capitalized dry docking costs for the three years ended December 31, 2014, 2013, and 2012, is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Balance at the beginning of the year	118,194	100,928	128,987
Costs incurred for dry dockings	74,018	72,545	35,336
Dry dock amortization	(50,926)	(50,325)	(57,082)
Write down / sales of vessels	(5,955)	(4,954)	(6,313)

Balance at the end of the year	135,331	118,194	100,928

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2014.

			December 31,
			2014	2013
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	704,953	727,262
Other loan receivables
Investment in term loans and interest receivable	Collateral	Non-Performing(1)	—	211,579
Loans to equity-accounted investees and joint venture partners (2)	Other internal metrics Performing		253,426	169,248
Long-term receivable included in other assets	Payment activity	Performing	43,843	31,634

			1,002,222	1,139,723

(1)	In March 2014, Teekay and Teekay Tankers took ownership of the vessels held as collateral in satisfaction of the loans and accrued interest. (See Note 4).
(2)

The Company’s subsidiary Teekay LNG owns a 99% interest in Teekay Tangguh Borrower LLC (or Teekay Tangguh), which owns a 70% interest in the Teekay BLT Corporation (or the Teekay Tangguh Joint Venture), essentially giving Teekay LNG a 69% interest in the Teekay Tangguh Joint Venture. During the year ended December 31, 2012, the parent company of Teekay LNG‘s joint venture partner, BLT LNG Tangguh Corporation (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised debt restructuring in Indonesia. The remaining loans to BLT, totaling $1.8 million as at December 31, 2014 (December 31, 2013—$28.5 million), are considered to be collectible given a signed settlement agreement between the Company and BLT regarding repayment terms. In 2014, the Teekay Tangguh Joint Venture declared dividends of $87.1 million, of which $14.4 million was used to offset the advances made to BLT and P.T. Berlian Laju Tanker and $11.7 million was repaid to Teekay by BLT. In addition, $1.5 million was paid to Teekay by BLT as part of the settlement agreement.

Schedule of Accumulated Other Comprehensive Income (Loss)

The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments	Pension Adjustments	Unrealized (Loss) Gain on Available for Sale Marketable Securities	Foreign Exchange Loss on Currency Translation	Total
	$	$	$	$	$
Balance as of December 31, 2011	(306)	(22,941)	(656)	—	(23,903)
Other comprehensive income	647	6,688	656	1,144	9,135

Balance as of December 31, 2012	341	(16,253)	—	1,144	(14,768)
Other comprehensive (loss) income	(324)	(2,666)	(171)	740	(2,421)

Balance as of December 31, 2013	17	(18,919)	(171)	1,884	(17,189)
Other comprehensive (loss) income	(485)	(10,969)	171	174	(11,109)

Balance as of December 31, 2014	(468)	(29,888)	—	2,058	(28,298)